SEGMENTS AND GEOGRAPHICAL INFORMATION (Schedule of Geographic Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 24,503		$ 33,434		$ 30,187
Long-lived assets	963	[1]	1,166	[1]	1,135	[1]
America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	493		1,514		2,596
Long-lived assets		[1]		[1]		[1]
Far East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	1,985		3,943		2,228
Long-lived assets		[1]		[1]		[1]
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	1,178		976		811
Long-lived assets		[1]		[1]		[1]
Israel and Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	20,847		27,001		24,552
Long-lived assets	$ 963	[1]	$ 1,166	[1]	$ 1,135	[1]

[1]	Long-lived assets are comprised of property, plant and equipment (intangible assets and goodwill are not included).